Equity Capital Structure, 2020 June Equity Offering (Details)			12 Months Ended
	Jun. 26, 2020 USD ($) shares	Sep. 22, 2017 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 23, 2020 $ / shares shares
Equity Capital Structure [Abstract]
Number of units included in June Equity Offering (in shares)						5,911,000
Gross proceeds from issuance of common stock and warrants | $			$ 0	$ 265,307,807	$ 39,053,325
Prefunded Warrant [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)						1
Number of securities called by each warrant (in shares)						1
Warrant exercise price per share (in dollars per share) | $ / shares						$ 0.1
Class A Warrant [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)						1
Number of securities called by each warrant (in shares)						1
Warrant exercise price per share (in dollars per share) | $ / shares			$ 3.5			$ 3.5
Issuance of warrants (in shares)	5,911,000
Net proceeds from issuance of common stock and warrants | $				$ 19,400,000	$ 1,100,000
Term of warrant			5 years
Warrants exercised (in shares)			0	5,546,706	301,950
Warrants outstanding (in shares)			62,344
Fair value of warrants | $	$ 22,400,000
Percentage increase in volatility causing increase in fair value of warrants	5.00%
Percentage increase in fair value of warrants due to increase in volatility	1.40%
Class A Warrant [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input	1.535
Class A and Prefunded Warrant [Member]
Equity Capital Structure [Abstract]
Warrant exercise price per share (in dollars per share) | $ / shares						$ 3.4
Common Stock [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)						1
Issuance of common stock (in shares)		240,000
2020 June Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares)	5,908,269
Gross proceeds from issuance of common stock and warrants | $	$ 20,700,000
Net proceeds from issuance of common stock and warrants | $	$ 18,600,000
2020 June Equity Offering [Member] | Common Stock [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares)					5,908,269
Over-Allotment Option [Member]
Equity Capital Structure [Abstract]
Issuance of units (in shares)	771,000